Securities Issued (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Summary of securities issued

	12/31/2023	12/31/2022
Real estate credit bills	7,898,500	5,794,144
Financial Bills	147,876	67,014
Agribusiness credit bills	48,666	341,007
Total	8,095,042	6,202,165